Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ 1,772,280	$ 1,769,468	$ 1,849,985
Add: Provision for doubtful accounts	2,740,639	26,297	19,778
Effects of foreign exchange rate	275,936	(23,485)	(100,295)
Allowance for doubtful accounts, ending balance	$ 4,788,855	$ 1,772,280	$ 1,769,468